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                                THE GALAXY FUND

                          GALAXY SHORT-TERM BOND FUND
                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
                         GALAXY HIGH QUALITY BOND FUND
                           GALAXY CORPORATE BOND FUND

                                  TRUST SHARES
                        SUPPLEMENT DATED AUGUST 1, 2001
                     TO PROSPECTUS DATED FEBRUARY 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1.  GALAXY SHORT-TERM BOND FUND

    On page 5 of the prospectus, revise the footnote to the table under the heading "Fees and expenses of the Fund" to read in its entirety as follows:

(1)The adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.84%. This fee wavier may be revised or discontinued at any time.

2.  GALAXY INTERMEDIATE GOVERNMENT INCOME FUND

    On page 6 of the prospectus, revise the second sentence of the first paragraph under the section entitled "The Fund's main investment strategies" to read in its entirety as follows:

The Fund also invests in debt obligations of U.S. and foreign corporations, debt obligations issued or guaranteed by foreign governments or their political subdivisions and instrumentalities, asset-backed and mortgage-backed securities and money market instruments, such as commercial paper and obligations of U.S. and foreign banks.

    On page 7 of the prospectus, add the following paragraph at the end of the section entitled "The main risks of investing in the Fund":

- FOREIGN INVESTMENTS--Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

3.  GALAXY HIGH QUALITY BOND FUND

    On page 10 of the prospectus, revise the first paragraph under the section entitled "The Fund's main investment strategies" to read in its entirety as follows:

The Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or by foreign governments or their political subdivisions and instrumentalities, as well as in U.S. and foreign corporate debt obligations such as notes and bonds. The Fund also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and obligations of U.S. and foreign banks.

    On page 11 of the prospectus, add the following paragraph at the end of the section entitled "The main risks of investing in the Fund":

- FOREIGN INVESTMENTS--Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
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                                THE GALAXY FUND

                          GALAXY SHORT-TERM BOND FUND
                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
                         GALAXY HIGH QUALITY BOND FUND

                      RETAIL A SHARES AND RETAIL B SHARES
                        SUPPLEMENT DATED AUGUST 1, 2001
                     TO PROSPECTUS DATED FEBRUARY 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1.  GALAXY SHORT-TERM BOND FUND

    On page 5 of the prospectus, revise the fourth footnote to the table under the heading "Fees and expenses of the Fund" to read in its entirety as follows:

(4)The adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 1.09% for Retail A Shares and 1.81% for Retail B Shares. This fee waiver may be revised or discontinued at any time.

2.  GALAXY INTERMEDIATE GOVERNMENT INCOME FUND

    On page 7 of the prospectus, revise the second sentence of the first paragraph under the section entitled "The Fund's main investment strategies" to read in its entirety as follows:

The Fund also invests in debt obligations of U.S. and foreign corporations, debt obligations issued or guaranteed by foreign governments or their political subdivisions and instrumentalities, asset-backed and mortgage-backed securities and money market instruments, such as commercial paper and obligations of U.S. and foreign banks.

    On page 8 of the prospectus, add the following paragraph at the end of the section entitled "The main risks of investing in the Fund":

- FOREIGN INVESTMENTS--Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

3.  GALAXY HIGH QUALITY BOND FUND

    On page 12 of the prospectus, revise the first paragraph under the section entitled "The Fund's main investment strategies" to read in its entirety as follows:

The Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or by foreign governments or their political subdivisions and instrumentalities, as well as in U.S. and foreign corporate debt obligations such as notes and bonds. The Fund also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and obligations of U.S. and foreign banks.

    On page 13 of the prospectus, add the following paragraph at the end of the section entitled "The main risks of investing in the Fund":

- FOREIGN INVESTMENTS--Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
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                                THE GALAXY FUND

                          GALAXY ASSET ALLOCATION FUND
                         GALAXY GROWTH AND INCOME FUND
                           GALAXY EQUITY GROWTH FUND
                        GALAXY INTERNATIONAL EQUITY FUND
                              GALAXY PAN ASIA FUND
                          GALAXY SMALL CAP VALUE FUND
                         GALAXY HIGH QUALITY BOND FUND

                       PRIME A SHARES AND PRIME B SHARES
                        SUPPLEMENT DATED AUGUST 1, 2001
                     TO PROSPECTUS DATED FEBRUARY 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

GALAXY HIGH QUALITY BOND FUND

    On page 30 of the prospectus, revise the first paragraph under the section entitled "The Fund's main investment strategies" to read in its entirety as follows:

The Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or by foreign governments or their political subdivisions and instrumentalities, as well as in U.S. and foreign corporate debt obligations such as notes and bonds. The Fund also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and obligations of U.S. and foreign banks.

    On page 31 of the prospectus, add the following paragraph at the end of the section entitled "The main risks of investing in the Fund":

- FOREIGN INVESTMENTS--Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
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                                THE GALAXY FUND

                          GALAXY TAX-EXEMPT BOND FUND
                     GALAXY NEW JERSEY MUNICIPAL BOND FUND
                      GALAXY NEW YORK MUNICIPAL BOND FUND
                     GALAXY CONNECTICUT MUNICIPAL BOND FUND
                    GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
                    GALAXY RHODE ISLAND MUNICIPAL BOND FUND
                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                       GALAXY FLORIDA MUNICIPAL BOND FUND

                                  TRUST SHARES
                        SUPPLEMENT DATED AUGUST 1, 2001
                     TO PROSPECTUS DATED FEBRUARY 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1.  GALAXY CONNECTICUT MUNICIPAL BOND FUND

    On page 17 of the prospectus, revise the footnote to the table under the heading "Fees and expenses of the Fund" to read in its entirety as follows:

(1)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.44%. Total Fund operating expenses after this waiver are expected to be 0.75%. This fee waiver may be revised or discontinued at any time.

2.  GALAXY MASSACHUSETTS MUNICIPAL BOND FUND

    On page 21 of the prospectus, revise the footnote to the table under the heading "Fees and expenses of the Fund" to read in its entirety as follows:

(1)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.48%. Total Fund operating expenses after this waiver are expected to be 0.73%. This fee waiver may be revised or discontinued at any time.

3.  GALAXY RHODE ISLAND MUNICIPAL BOND FUND

    On page 26 of the prospectus, revise the footnote to the table under the heading "Fees and expenses of the Fund" to read in its entirety as follows:

(1)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.84%. This fee waiver may be revised or discontinued at any time.

4.  GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

    On page 31 of the prospectus, revise the footnote to the table under the heading "Fees and expenses of the Fund" to read in its entirety as follows:

(1)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.71%. This fee waiver may be revised or discontinued at any time.
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5.  GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

    On page 36 of the prospectus, revise the footnote to the table under the heading "Fees and expenses of the Fund" to read in its entirety as follows:

(1)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.74%. This fee waiver may be revised or discontinued at any time.

6.  GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

    On page 41 of the prospectus, revise the footnote to the table under the heading "Fees and expenses of the Fund" to read in its entirety as follows:

(1)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.72%. This fee waiver may be revised or discontinued at any time.

7.  GALAXY FLORIDA MUNICIPAL BOND FUND

    On page 46 of the prospectus, revise the footnote to the table under the heading "Fees and expenses of the Fund" to read in its entirety as follows:

(1)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.81%. This fee waiver may be revised or discontinued at any time.
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                                THE GALAXY FUND

                          GALAXY TAX-EXEMPT BOND FUND
                     GALAXY NEW JERSEY MUNICIPAL BOND FUND
                      GALAXY NEW YORK MUNICIPAL BOND FUND
                     GALAXY CONNECTICUT MUNICIPAL BOND FUND
                    GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
                    GALAXY RHODE ISLAND MUNICIPAL BOND FUND
                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

                      RETAIL A SHARES AND RETAIL B SHARES
                        SUPPLEMENT DATED AUGUST 1, 2001
                     TO PROSPECTUS DATED FEBRUARY 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1.  GALAXY CONNECTICUT MUNICIPAL BOND FUND

    On page 18 of the prospectus, revise the fourth footnote to the table under the heading "Fees and expenses of the Fund" to read in its entirety as follows:

(4)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.44%. Total Fund operating expenses after this waiver are expected to be 0.94% for Retail A Shares and 1.55% for Retail B Shares. This fee waiver may be revised or discontinued at any time.

2.  GALAXY MASSACHUSETTS MUNICIPAL BOND FUND

    On page 22 of the prospectus, revise the fourth footnote to the table under the heading "Fees and expenses of the Fund" to read in its entirety as follows:

(4)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.48%. Total Fund operating expenses after this waiver are expected to be 0.88% for Retail A Shares and 1.55% for Retail B Shares. This fee waiver may be revised or discontinued at any time.

3.  GALAXY RHODE ISLAND MUNICIPAL BOND FUND

    On page 26 of the prospectus, revise the fourth footnote to the table under the heading "Fees and expenses of the Fund" to read in its entirety as follows:

(4)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.86% for Retail A Shares and 1.58% for Retail B Shares. This fee waiver may be revised or discontinued at any time.

4.  GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

    On page 30 of the prospectus, revise the fourth footnote to the table under the heading "Fees and expenses of the Fund" to read in its entirety as follows:

(4)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees and the Fund's transfer agent is waiving a portion of its fees so that Other Expenses for Retail A Shares are expected to be 0.30%. Total Fund operating expenses after these waivers are expected to be 0.85% for Retail A Shares and 1.55% for Retail B Shares. These fee waivers may be revised or discontinued at any time.
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5.  GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

    On page 35 of the prospectus, revise the fourth footnote to the table under the heading "Fees and expenses of the Fund" to read in its entirety as follows:

(4)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees and the Fund's transfer agent is waiving a portion of its fees so that Other Expenses for Retail A Shares are expected to be 0.32%. Total Fund operating expenses after these waivers are expected to be 0.87% for Retail A Shares and 1.57% for Retail B Shares. These fee waivers may be revised or discontinued at any time.

6.  GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

    On page 40 of the prospectus, revise the fourth footnote to the table under the heading "Fees and expenses of the Fund" to read in its entirety as follows:

(4)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees so that Other Expenses for Retail A Shares are expected to be 0.32%. Total Fund operating expenses after these waivers are expected to be 0.87% for Retail A Shares and 1.56% for Retail B Shares. These fee waivers may be revised or discontinued at any time.